Prudential Sector Funds, Inc
PGIM Jennison Utility Fund (the Fund)

Supplement dated May 17, 2022 to the
Currently Effective Prospectus
and Statement of Additional Information (SAI)

Effective immediately, Teresa Ho Kim will no longer serve as a portfolio manager for the Portfolio. Ubong “Bobby” Edemeka, and Shaun Hong, CFA, will continue to serve as portfolio managers for the Portfolio.

To reflect these changes, the Prospectus and the SAI are hereby revised as follows:

I.	All references and information pertaining to Teresa Ho Kim are hereby removed.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

LR1408